Cash from operations (Tables)	9 Months Ended
Sep. 30, 2025
Cash from operations
Schedule of cash flow from operations

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Reconciliation:
Income/(loss) before taxation	188.4	(199.3)	325.3	(1,846.6)
Adjustments:
Depreciation of property, plant and equipment (note 6 and 7)	77.7	78.0	234.1	231.0
Amortization of intangible assets (note 6 and 7)	27.3	13.3	49.3	35.0
Amortization of prepaid site rent	0.8	2.4	2.1	7.5
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)	1.8	1.2	5.4	10.1
Impairment of assets held for sale (note 6)	—	2.9	—	2.9
Impairment of goodwill (note 7)	—	—	—	87.9
Net (reversal of impairment)/impairment of withholding tax receivables (note 7)	(24.9)	21.9	(37.8)	32.8
Impairment of inventory	(0.2)	(0.4)	0.2	(0.4)
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets (note 7)	0.6	(1.3)	(0.4)	(3.6)
Share‑based payment expense	6.0	1.8	20.0	9.9
Net loss allowance/(reversal of loss allowance) on trade receivables (note 7)	11.8	(4.3)	13.6	(2.1)
Finance income (note 8)	(130.2)	(25.7)	(186.3)	(49.7)
Finance costs (note 9)	101.7	350.8	330.3	2,163.2
Insurance claim income	(0.1)	—	(0.4)	(0.1)
Operating income before working capital changes	260.7	241.3	755.4	677.8

Changes in working capital
Increase in inventory	(0.4)	(0.4)	(10.5)	(5.8)
Decrease/(increase) in trade and other receivables	6.0	(67.0)	(25.1)	(254.2)
(Decrease)/increase in trade and other payables	(6.7)	8.5	10.9	9.2
Net movement in working capital	(1.1)	(58.9)	(24.7)	(250.8)

Cash from operations	259.6	182.4	730.7	427.0